Fair Value Measurements (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - Money Market Fund	$ 281,506,666	$ 280,164,163
Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	8,000	12,000
Southland Holding Llc [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent	3,345,000	3,925,000
Southland Holding Llc [Member] | Total Noncurrent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent	3,345,000	3,925,000
Southland Holding Llc [Member] | Overall Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent	3,353,000	3,937,000
Common Stock [Member] | Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	8,000	12,000
Fair Value, Inputs, Level 1 [Member] | Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	8,000	12,000
Fair Value, Inputs, Level 1 [Member] | Southland Holding Llc [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent
Fair Value, Inputs, Level 1 [Member] | Southland Holding Llc [Member] | Total Noncurrent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent
Fair Value, Inputs, Level 1 [Member] | Southland Holding Llc [Member] | Overall Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent	8,000	12,000
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member] | Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	8,000	12,000
Fair Value, Inputs, Level 2 [Member] | Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Fair Value, Inputs, Level 2 [Member] | Southland Holding Llc [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member] | Southland Holding Llc [Member] | Total Noncurrent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member] | Southland Holding Llc [Member] | Overall Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member] | Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Fair Value, Inputs, Level 3 [Member] | Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Fair Value, Inputs, Level 3 [Member] | Southland Holding Llc [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent	3,345,000	3,925,000
Fair Value, Inputs, Level 3 [Member] | Southland Holding Llc [Member] | Total Noncurrent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent	3,345,000	3,925,000
Fair Value, Inputs, Level 3 [Member] | Southland Holding Llc [Member] | Overall Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Noncurrent	3,345,000	3,925,000
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member] | Southland Holding Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - Money Market Fund	281,506,666	280,164,163
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - Money Market Fund
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - Money Market Fund